Summary of Stock Option Activity (Detail) (USD $)	0 Months Ended	12 Months Ended
	Feb. 17, 2012	Dec. 31, 2014	Dec. 31, 2013
Number of options
Options outstanding at beginning of period		5,144,133	4,186,399
Granted			1,200,000
Exercised		(556,417)	(48,399)
Forfeited		(47,878)	(193,867)
Options outstanding at end of period		4,539,838	5,144,133
Options exercisable at end of period		4,246,245
Weighted average exercise price
Options outstanding at beginning of period		$ 1.53	$ 2.26
Granted			$ 1.18
Exercised		$ 1.21	$ 1.18
Forfeited		$ 1.48	$ 1.99
Options outstanding at end of period		$ 1.57	$ 1.53
Options exercisable at end of period		$ 1.63
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Number of options
Options outstanding at beginning of period		729,000	478,000
Granted			613,000
Forfeited		(83,000)	(362,000)
Options outstanding at end of period		646,000	729,000
Options exercisable at end of period		379,292
Weighted average exercise price
Options outstanding at beginning of period		$ 0.17	$ 0.17
Granted			$ 0.16
Forfeited		$ 0.17	$ 0.16
Options outstanding at end of period		$ 0.17	$ 0.17
Options exercisable at end of period		$ 0.17
Beijing Joysee Technology Co., Ltd ("Joysee")
Number of options
Options outstanding at beginning of period		433,000	468,000
Granted	520,000
Forfeited		(414,000)	(35,000)
Options outstanding at end of period		19,000	433,000
Options exercisable at end of period		9,500
Weighted average exercise price
Options outstanding at beginning of period		$ 0.17	$ 0.17
Forfeited		$ 0.17	$ 0.17
Options outstanding at end of period		$ 0.17	$ 0.17
Options exercisable at end of period		$ 0.17